Subsequent Events	6 Months Ended
Jun. 30, 2018
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
13.	SUBSEQUENT EVENTS
Subsequent to the period ended June 30, 2018, 1,203,695 warrants and 150,000 options expired unexercised during July 2018.